ENERGY STORAGE SYSTEMS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Schedule of Energy Storage Systems

Energy storage systems, net, consists of the following (in thousands):

March 31, 2021
Energy storage systems placed into service	$145,555
Less: accumulated depreciation	(36,758)
Energy storage systems not yet placed into service	11,045
Total energy storage systems, net	$119,842

Energy Storage Systems
Property, Plant and Equipment [Line Items]
Schedule of Energy Storage Systems

Energy storage systems, net, consists of the following (in thousands):

	December 31,
	2020	2019
Energy storage systems placed into service	$144,425	$124,789
Less accumulated depreciation	(33,389)	(20,489)
Energy storage systems not yet placed into service	12,667	27,269
Total energy storage systems, net	$123,703	$131,569